Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2023
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivable, Net
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Accounts receivable	52,444	40,980
Allowance for doubtful accounts	(136)	(142)
Accounts receivable, net	52,308	40,838

Schedule of Movement of Allowance for Doubtful Accounts	The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for doubtful accounts was as follows:
	For the six months ended September 30,
	2022	2023
	RMB	RMB
Balance at beginning of period	126	136
Additions for the period	-	-
Written off for the period	-	-
Foreign currency translation difference	15	6
Balance at the end of period	141	142